Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [Abstract]
Identified assets and liabilities
(2)	Identifiable net assets

Identified assets and liabilities as of the acquisition date are as follows (Unit: Korean Won in millions):

		Amount
Assets	Cash and cash equivalents	259,275
	Financial assets at FVTPL	575,569
	Financial assets at amortized cost(*1)	6,489,669
	Investment properties	10,557
	Premises and equipment and right-of-use assets	7,367
	Intangible assets(*2)	8,681
	Deferred tax assets	6,676
	Other assets	1,103,542

	Sub-total	8,461,336

Liabilities	Financial liabilities	7,559,535
	Provisions	21,129
	Deferred tax liabilities	27,762
	Other liabilities	48,327
	Sub-total	7,656,753

Fair value of net identifiable assets		804,583

(*1)

The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Financial Capital Co., Ltd. is 6,669,123 million Won (including 4,531 million Won in financial lease receivables), and the contractual cash flows that are not expected to be recovered as of the acquisition date are 179,454 million Won. (including 710 million Won in financial lease receivables)

(*2)

As 61,396 million Won of Woori Financial Capital Co., Ltd.’s goodwill recognized at the acquisition of Woori Savings Bank is not an identifiable asset, it has been fully deducted. As the core deposits of Woori Savings Bank are determined to be separately identifiable intangible assets, an additional 1,278 million Won was recognized, which was calculated by the fair value assessment through cost reduction method. The cost reduction method is to evaluate the reduced capital raising cost discounted as present value by comparing the cost of financing through deposits generated from stable customer relationships with the cost of financing through other sources.

Recognized profit from bargain purchase as a result of business combination
(3)	Profit from bargain purchase

Recognized profit from bargain purchase as a result of business combination are as follows (Unit: Korean Won in million):

Amount
Transfer price	572,333
Fair value of net identifiable asset	804,583
Non-controlling interest(*1)	164,823
Profit from bargain purchase(*2)	67,427

(*1)	The Group measured the non-controlling interest in Woori Financial Capital acquired at fair value.
(*2)	Included in other non-operating income in the consolidated comprehensive income statement.

Net Cash Outflows Due To Business Combination
(5)	Net cash outflow due to business combination

Details of net cash outflows due to business combination are as follows (Unit: Korean Won in million):

Amount
Consideration paid in cash	572,333
Acquired cash and cash equivalents	259,275

Deduction in total	313,058